Statements of Shareholders' Equity/ (Deficit) - USD ($)	Total	February 2015 Offering [Member]	May 2016 Offering [Member]	October 2016 Offering [Member]	Common Stock [Member]	Common Stock [Member] February 2015 Offering [Member]	Common Stock [Member] May 2016 Offering [Member]	Common Stock [Member] October 2016 Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] February 2015 Offering [Member]	Additional Paid-in Capital [Member] May 2016 Offering [Member]	Additional Paid-in Capital [Member] October 2016 Offering [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2014	$ (220,569)				$ 148				$ 138,066,305				$ (138,287,022)
Beginning balance, shares at Dec. 31, 2014					1,483,199
Net loss	(3,800,728)
Ending balance at Mar. 31, 2015	13,582,795
Beginning balance at Dec. 31, 2014	(220,569)				$ 148				138,066,305				(138,287,022)
Beginning balance, shares at Dec. 31, 2014					1,483,199
Stock-based compensation expense	1,377,824								1,377,824
Shares issued for restricted stock units					$ 6				(6)
Shares issued for restricted stock units, shares					58,003
Shares and warrants issued for public offering, net of issuance costs		$ 8,766,946				$ 267				$ 8,766,679
Shares and warrants issued for public offering, net of issuance costs, shares						2,666,666
Shares issued pursuant to stock purchase agreement, net of issuance costs	958,000				$ 26				957,974
Shares issued pursuant to stock purchase agreement, net of issuance costs, shares					263,334
Shares issued upon exercise of common stock warrants	9,760,060				$ 209				9,759,851
Shares issued upon exercise of common stock warrants, shares					2,085,483
Net loss	(16,949,526)												(16,949,526)
Ending balance at Dec. 31, 2015	3,692,735				$ 656				158,928,627				(155,236,548)
Ending balance, shares at Dec. 31, 2015					6,556,685
Beginning balance at Mar. 31, 2015	13,582,795
Net loss	(4,035,105)
Ending balance at Jun. 30, 2015	11,049,961
Net loss	(4,496,193)
Ending balance at Sep. 30, 2015	6,928,277
Net loss	(4,617,500)
Ending balance at Dec. 31, 2015	3,692,735				$ 656				158,928,627				(155,236,548)
Ending balance, shares at Dec. 31, 2015					6,556,685
Net loss	(4,875,198)
Ending balance at Mar. 31, 2016	(489,231)
Beginning balance at Dec. 31, 2015	3,692,735				$ 656				158,928,627				(155,236,548)
Beginning balance, shares at Dec. 31, 2015					6,556,685
Net loss	(14,212,448)
Ending balance at Sep. 30, 2016	(4,556,158)
Beginning balance at Dec. 31, 2015	3,692,735				$ 656				158,928,627				(155,236,548)
Beginning balance, shares at Dec. 31, 2015					6,556,685
Stock-based compensation expense	1,593,947								1,593,947
Shares issued for restricted stock units					$ 1				(1)
Shares issued for restricted stock units, shares					4,449
Shares and warrants issued for public offering, net of issuance costs	1,400,000		$ 4,333,283	$ 8,972,725			$ 166	$ 910			$ 4,333,117	$ 8,971,815
Shares and warrants issued for public offering, net of issuance costs, shares							1,662,191	9,100,000
Shares issued pursuant to stock purchase agreement, net of issuance costs	465,293				$ 17				465,276
Shares issued pursuant to stock purchase agreement, net of issuance costs, shares					173,145
Fractional shares issued upon one-for-three reverse stock split, shares					2,927
Net loss	(18,399,322)												(18,399,322)
Ending balance at Dec. 31, 2016	658,661				$ 1,750				174,292,781				(173,635,870)
Ending balance, shares at Dec. 31, 2016					17,499,397
Beginning balance at Mar. 31, 2016	(489,231)
Net loss	(4,594,174)
Ending balance at Jun. 30, 2016	(419,402)
Net loss	(4,743,076)
Ending balance at Sep. 30, 2016	(4,556,158)
Net loss	(4,186,874)
Ending balance at Dec. 31, 2016	658,661				$ 1,750				$ 174,292,781				$ (173,635,870)
Ending balance, shares at Dec. 31, 2016					17,499,397
Net loss	(15,947,164)
Ending balance at Sep. 30, 2017	$ 4,026,079